Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Catilin Inc.	Dec. 31, 2011 Tmg Manufacturing Site	Oct. 02, 2013 Cambridge Chemical Company	Dec. 31, 2013 Cambridge Chemical Company
Business Acquisition [Line Items]
Consideration transferred						$ 3,600,000
Cash payments related to acquisitions	$ 2,565,000	$ 3,360,000	$ 13,164,000	$ 4,500,000	$ 6,500,000		$ 2,300,000